BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Jan. 02, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND AND BASIS OF PRESENTATION	BACKGROUND AND BASIS OF PRESENTATION
Background
On November 11, 2019, SunPower Corporation (“SunPower”) announced its intention to separate into two independent publicly traded companies: one comprising its solar panel cell and solar manufacturing operations and supply to resellers and commercial and residential end customers outside of the United States of America and Canada (the “Domestic Territory”), which will conduct business as Maxeon Solar Technologies, Pte. Ltd. (the “Company,” “Maxeon,” “we,” “us,” and “our”), a company incorporated under the Laws of Singapore and a wholly owned subsidiary of SunPower, and one comprising its solar panel manufacturing operations, equipment supply, and sales of energy solutions and services in the Domestic Territory, including direct sales of turn-key engineering, procurement and construction services, sales to its third-party dealer network, sales of energy under power purchase agreements, storage and services solutions, cash sales and long-term leases directly to end customers which will continue as SunPower.
On August 26, 2020 (the “Distribution Date”), SunPower completed the previously announced Spin-off (the “Spin-off”) of Maxeon. The Spin-off was completed by way of a pro rata distribution of all of the then-issued and outstanding ordinary shares, of Maxeon (the “Maxeon shares”) to holders of record of SunPower’s common stock (the “Distribution”) as of the close of business on August 17, 2020. As a result of the Distribution of the Maxeon shares, on the Distribution Date, Maxeon became an independent, public company under the name Maxeon Solar Technologies, Ltd. and the Maxeon shares started trading on the NASDAQ Global Select Market under the symbol “MAXN.”
In connection with the Spin-off, Maxeon and SunPower entered into a number of agreements providing for the framework of the relationship between the two companies following the Spin-off. On November 8, 2019, we entered into the Separation and Distribution Agreement with SunPower which sets forth our agreements with SunPower regarding the principal actions to be taken in connection with the separation and distribution. Immediately after the Distribution and pursuant to the terms of the November 8, 2019 Investment Agreement (the “Investment Agreement”), Maxeon and Tianjin Zhonghuan Semiconductor Co., Ltd., a PRC joint stock limited company (“TZS”), completed the previously announced transaction in which Zhonghuan Singapore Investment and Development Pte. Ltd., a Singapore private limited company (“TZS SG”) and an affiliate of TZS, purchased from Maxeon, for $298.0 million, 8,915,692 of Maxeon shares (the “TZS Investment”), representing approximately 29.5% of the outstanding Maxeon shares after giving effect to the Spin-off and the TZS Investment. Following the TZS Investment, TotalEnergies Solar INTL SAS (“TotalEnergies Solar”, formerly Total Solar), TotalEnergies Gaz Electricité Holdings France SAS, (“TotalEnergies Gaz”, formerly Total Gaz, with TotalEnergies Solar, each an affiliate of TotalEnergies SE (TotalEnergies SE fomerly Total SE) and collectively “TotalEnergies”) held approximately a 36.4% beneficial ownership of Maxeon’s ordinary shares.
In connection with the TZS Investment, Maxeon, TotalEnergies Solar, TotalEnergies Gaz, and TZS SG, entered into a Shareholders Agreement relating to certain rights and obligations of each of Total and TZS SG bearing on Maxeon’s governance and the ability of TotalEnergies and TZS SG to buy, sell or vote their Maxeon shares. At the closing of the TZS Investment, Maxeon also entered into a Registration Rights Agreement with TotalEnergies and TZS SG, granting each of the shareholders certain registration rights with regard to their Maxeon shares.
In April 2021, pursuant to a stock purchase agreement, dated April 13, 2021, with an affiliate of TZS, the Company sold to TZS 1,870,000 ordinary shares at a price of $18.00 per share, in a private placement exempt from the registration requirements of the Securities Act of 1933, as amended (the “TZS Private Placement”). As of January 2, 2022, TotalEnergies’s and TZS SG’s ownership of the Maxeon shares was approximately 24.9% and 24.4%, respectively.
Impact of COVID-19 to our Business
In December 2019, a novel strain of coronavirus (“COVID-19”) was reported, resulting in shutdowns of manufacturing and commerce in the months that followed. Since then, the COVID-19 pandemic has spread worldwide, including the countries in which we operate, and has resulted in authorities implementing numerous measures to try to contain the disease or slow its spread, such as travel bans and restrictions, quarantines, shelter-in-place orders and shutdowns. COVID-19 has had an adverse impact on most aspects of our business, operations and financial performance, and the impact is ongoing and will likely continue to evolve and affect our business. Recently, the Delta and Omicron variants of the COVID-19 virus have led to increased incidence of COVID-19 around the world prompting stricter quarantine measures which have resulted in port closures among other things and caused further disruptions to supply chains. Given that Huansheng JV operates in China, we are subject to disruptions in our operations and supply chain due to COVID-19 related disruptions in China. Recently, we also closed our factory in Malaysia for certain periods in July and August 2021 for disinfection due to COVID-19, based on governmental regulations. Our other factories in France, Mexico and the Philippines were not affected. We will continue to actively monitor the situation and may take further actions adapting our business operations that we determine are in the best interests of our employees, customers, partners, suppliers, and stakeholders, or as required by governmental authorities.

Liquidity
We expect that we will manage our working capital requirements and fund our committed capital expenditures through our current cash and cash equivalents, cash generated from operations, customer prepayments, net proceeds from our Offering in April 2021, available funds to the extent available to us under our existing debt facility and additional debt or equity financing to the extent we are able to raise such funding on acceptable terms.
Our uncommitted capital expenditures are expected to be funded with customer prepayments and additional capital raised through new debt or equity financings to the extent such funding is available to us and on favorable terms.
We believe that our current cash, cash equivalents and cash expected to be generated from operations will be sufficient to meet our obligations over the next 12 months. In conjunction with evaluating our ability to continue as a going concern, we have considered sensitivities that may significantly impact our evaluation, including the timing of customer prepayments and its utilization by our customers, including our strategic partners, our ability to defer or cancel uncommitted capital expenditures and the impact of events like COVID-19 that disrupt our business operations, increase our costs and diminish our profitability. Furthermore, we have considered various positive factors in our evaluation, including a new Master Supply Agreement with SunPower that was entered in February 14, 2022 which terminates and replaces the previous Supply Agreement. Under the Supply Agreement, Maxeon was unable to pass through cost increases to SunPower because the Supply Agreement contained fixed prices established in 2020 that were not subject to market-based adjustment. The Master Supply Agreement also contains fixed pricing for 2022 based on the power output (in watts) of the IBC Module, but the pricing has been updated to reflect current market trends. We have also considered the supply agreements with our Huansheng JV which provide for extended credit periods at our discretion, our historical ability to secure customer prepayments for future module production, our ability to sell excess cells not required for our modules, our ability to increase prices with our customers in response to cost-increases, our factoring arrangements on receivables and our historical ability to work with vendors to obtain favorable payment terms, when possible.
We expect our long-term cash requirements to be largely driven by capital expenditures and working capital requirements necessary to improve our profitability and business growth. Given the dynamic nature of the markets we operate in, the volatility in the capital markets, the current status of our business, rising inflation and interest rates, supply chain challenges, as well as the worldwide uncertainty created by the war in Ukraine and continuing impact of COVID-19 pandemic on our business operations, we currently lack the visibility to reasonably quantify our expected long-term capital requirements and our ability to fully meet our long-term liquidity needs. Our long-term liquidity needs would be further negatively impacted if the macro conditions set forth above last a sustained period of time.
The Company will continue to pursue opportunities to seek additional funding in the near term, including the offering of debt and equity securities depending on favorable market conditions, to fund the capital expenditures for the conversion from Maxeon 3 to Maxeon 7 and to better position it for execution on its strategy and to weather the challenges facing the industry. However, the Company can make no assurance that it will be able to successfully obtain additional financing. The current economic environment and market conditions could limit our ability to raise capital by issuing new equity or debt securities on acceptable terms or at all, and lenders may be unwilling to lend funds on acceptable terms or at all in the amounts that would be required to supplement cash flows to support our funding needs. The sale of additional equity investments or convertible debt securities would result in dilution to our stockholders and may not be available on favorable terms or at all. Additional debt would result in increased expenses, collateralization and would likely impose new restrictive covenants.
In addition to pursuing financing opportunities, we continue to focus on improving our overall operating performance and liquidity by assessing and evaluating different options that may be available to us, such as selling raw materials inventory to third parties, liquidating certain investments, evaluating additional restructuring plans or strategic options and renegotiating for more favorable payment terms with customers and vendors. From time to time, we evaluate our staffing levels in response to changes in our business needs and demand for our products in order to manage costs and improve performance which may result in restructuring of our workforce and associated costs.
Basis of Presentation Prior to Spin-off
Standalone financial statements have not been historically prepared for our business. These consolidated and combined financial statements of the Company have been derived (i) from the consolidated financial statements and accounting records of SunPower as if we had operated on our own prior to the Spin-off, for the periods prior to August 26, 2020 and (ii) subsequent to August 26, 2020, the consolidated financial statements of the Company as an independent public company.
Prior to the Spin-off, as there was no controlling financial interest present between or among the entities that comprise our business, we prepared the financial statements of the Company on a combined basis. Net parent investment in the Company’s business is shown in lieu of equity attributable to the Company as there is no consolidated entity in which SunPower holds an equity interest. Net parent investment represents SunPower's interest in the recorded net assets of the Company. See Note 3. Net Parent Investment and Transactions with Sunpower and TotalEnergies.
Following the Spin-off, the consolidated financial statements include the accounts of the Company and its subsidiaries. All periods presented have been accounted for in conformity with GAAP and pursuant to the regulations of the SEC.
The following paragraphs describe the significant estimates and assumptions applied by management prior to Spin-off which is included in the Consolidated and Combined Statements of Operations and Comprehensive Loss.
The Consolidated and Combined Statements of Operations and Comprehensive Loss of the Company include all sales and costs directly attributable to the Company, including costs for facilities, functions and services used by the Company. The Consolidated and Combined Statements of Operations and Comprehensive Loss also reflect allocations of general corporate expenses from SunPower including, but not limited to, executive management, finance, legal, information technology, employee benefits administration, treasury, risk management, procurement, and other shared services. These allocations were made on a direct usage basis when identifiable, with the remainder allocated on the basis of revenue or headcount as relevant measures. Management of the Company and SunPower consider these allocations to be a reasonable reflection of the utilization of services by, or the benefits provided to, the Company. The allocations may not, however, reflect the expense we would have incurred as a standalone company for the period presented. Actual costs that may have been incurred if the Company had been a standalone company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure.
In December 2015, SunPower issued $425.0 million in principal amount of its 4.00% senior convertible debentures due 2023 (the “4.00% debentures due 2023”), the proceeds of which were used to finance our solar cell manufacturing facility in the Philippines which relates to our historical business. As such, interest and other costs associated with the 4.00% debentures due 2023 are reflected in the Consolidated and Combined Statements of Operations and Comprehensive Loss up to the date of Spin-off. As the 4.00% debentures due 2023 are legal obligations of SunPower and were not transferred to us, they are not reflected in our Consolidated Balance Sheets.
SunPower managed its global currency exposure by engaging in hedging transactions where management deems appropriate. This included derivatives not designated as hedging instruments consisting of forward and option contracts used to hedge re-measurement of foreign currency denominated monetary assets and liabilities primarily for intercompany transactions, receivables from customers, and payables to third parties. The Company’s consolidated and combined financial statements included these hedging instruments to the extent the derivative instrument was designated as a hedging instrument of a hedged item (e.g., inventory) that is included in the consolidated and combined financial statements. Any changes in fair value of the hedging instrument previously recognized in SunPower’s accumulated other comprehensive income for cash flow hedges which relates to our historical business are also included.
SunPower maintained various stock-based compensation plans at a corporate level. The Company’s employees participated in those programs and a portion of the cost of those plans was included in our consolidated and combined financial statements. SunPower also has defined benefit plans at a subsidiary level for certain employees. Where a legal entity within the Company sponsors the plan, the related financial statement amounts are included in the consolidated and combined financial statements following the single employer accounting model.
As described in Note 13. Income Taxes, current and deferred income taxes and related tax expense had been determined based on the standalone results of the Company by applying Accounting Standards Codification No. 740, Income Taxes (“ASC 740”). As a result of applying ASC 740 to the Company’s operations in each country using the separate return approach, under which current and deferred income taxes are calculated as if a separate tax return had been prepared in each tax jurisdiction. In various tax jurisdictions, SunPower and the Company’s businesses operated within the same legal entity and certain subsidiaries were part of SunPower’s tax group. This required an assumption that the subsidiaries and operations of the Company in those tax jurisdictions operated on a standalone basis and constitute separate taxable entities. Actual outcomes and results could differ from these separate tax return estimates, including those estimates and assumptions related to realization of tax benefits within SunPower’s tax groups. Uncertain tax positions represent those tax positions to which the Company is the primary obligor and are evaluated and accounted for as uncertain tax positions pursuant to ASC 740. Determining which party is the primary obligor to the taxing authority is dependent on the specific facts and circumstances of their relationship to the taxing authority.
Management believes that all allocations have been performed on a reasonable basis and reflect the services received by the Company, the cost incurred on behalf of the Company and the assets and liabilities of the Company. Although, the combined financial statements reflect management’s best estimate of all historical costs related to the Company, this may, however, not necessarily reflect what the results of operations, financial position, or cash flows would have been had the Company been a separate entity, nor the future results of the Company as it will exist upon completion of the proposed separation.